ARISTOTLE FUNDS SERIES TRUST (THE “TRUST”)
Supplement dated March 20, 2026 to the Prospectus and Statement of Additional Information (“SAI”) dated July 29, 2025, as may be supplemented and/or revised from time to time, with respect to the series of the Trust (the “Aristotle Funds”)

This supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI. Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus or SAI, as applicable.

Aristotle Core Income Fund, Aristotle Strategic Income Fund and Aristotle High Yield Bond Fund

Effective April 1, 2026, Aristotle Core Income Fund, Aristotle Strategic Income Fund and Aristotle High Yield Bond Fund have reduced their sales charge breakpoints on purchases of Class A shares in amounts under $500,000.

The following disclosures in the Funds’ Prospectus and SAI are hereby revised to reflect the reduction in sales charge.

The Fees and Expenses of the Fund table and Example in the Fund Summaries - Aristotle Core Income Fund, page 12 of the Prospectus, are replaced with the following. The Class A expenses in the Example have been restated to reflect the reduction in the Class A sales charge.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. If these fees were included, the fees and expenses shown would be higher. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 110 in the Fund’s prospectus (the “Prospectus”) and in the appendix to the Prospectus titled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	I	I-2
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	3.00%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	I	I-2
Management Fee[1]	0.60%	0.60%	0.45%	0.55%
Distribution (12b-1) and/or Service Fee	0.25%	1.00%	None	None
Total Annual Fund Operating Expenses	0.85%	1.60%	0.45%	0.55%

[1]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.40% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.20% for Class A and Class C, 0.05% for Class I and 0.15% for Class I-2 of the average net assets of the class.

Examples
The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the ten-year amounts for Class C shares that reflect the conversion to Class A shares six years after the end of the calendar month in which the shares were purchased and the fee waiver (expense limitation) which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

Your expenses (in dollars) if you SELL your shares
at the end of each period.
	Share Class
	A	C	I	I-2
1 year	$384	$263	$46	$56
3 years	$563	$505	$144	$176
5 years	$757	$871	$252	$307
10 years	$1,318	$1,900	$567	$689

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
	Share Class
	A	C	I	I-2
1 year	$384	$163	$46	$56
3 years	$563	$505	$144	$176
5 years	$757	$871	$252	$307
10 years	$1,318	$1,900	$567	$689

The Fees and Expenses of the Fund table and Example in the Fund Summaries - Aristotle High Yield Bond Fund, page 25 of the Prospectus, are replaced with the following. The Class A expenses in the Example have been restated to reflect the reduction in the Class A sales charge.

Fees and Expenses of the Fund
The tables that follow describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. If these fees were included, the fees and expenses shown would be higher. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 110 in the Fund’s prospectus (the “Prospectus”) and in the appendix to this Prospectus titled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	I	I-2
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	3.00%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	I	I-2
Management Fee[1]	0.70%	0.70%	0.55%	0.65%
Distribution (12b-1) and/or Service Fee	0.25%	1.00%	None	None
Total Annual Fund Operating Expenses	0.95%	1.70%	0.55%	0.65%

[1]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.50% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.20% for Class A and Class C, 0.05% for Class I and 0.15% for Class I-2 of the average net assets of the class.

Examples
The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the ten-year amounts for Class C shares that reflect the conversion to Class A shares six years after the end of the calendar month in which the shares were purchased and the fee waiver (expense limitation) which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

Your expenses (in dollars) if you SELL your shares
at the end of each period.
	Share Class
	A	C	I	I-2
1 year	$394	$273	$56	$66
3 years	$594	$536	$176	$208
5 years	$810	$923	$307	$362
10 years	$1,431	$2,009	$689	$810

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
	Share Class
	A	C	I	I-2
1 year	$394	$173	$56	$66
3 years	$594	$536	$176	$208
5 years	$810	$923	$307	$362
10 years	$1,431	$2,009	$689	$810

The Fees and Expenses of the Fund table and Example in the Fund Summaries - Aristotle Strategic Income Fund, page 78 of the Prospectus, are replaced with the following. The Class A expenses in the Example have been restated to reflect the reduction in the Class A sales charge.

Fees and Expenses of the Fund
The tables that follow describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. If these fees were included, the fees and expenses shown would be higher. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 110 in the Fund’s prospectus (the “Prospectus”) and in the appendix to this Prospectus titled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	I	I-2
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	3.00%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	I	I-2
Management Fee[1]	0.69%	0.69%	0.59%	0.69%
Distribution (12b-1) and/or Service Fee	0.25%	1.00%	None	None
Total Annual Fund Operating Expenses	0.94%	1.69%	0.59%	0.69%

[1]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.50% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.19% for Class A, Class C and Class I-2 and 0.09% for Class I of the average net assets of the class.

Examples
The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the ten-year amounts for Class C shares that reflect the conversion to Class A shares six years after the end of the calendar month in which the shares were purchased and the fee waiver (expense limitation) which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

Your expenses (in dollars) if you SELL your shares
at the end of each period.
	Share Class
	A	C	I	I-2
1 year	$393	$272	$60	$70
3 years	$591	$533	$189	$221
5 years	$804	$918	$329	$384
10 years	$1,420	$1,998	$738	$859

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
	Share Class
	A	C	I	I-2
1 year	$393	$172	$60	$70
3 years	$591	$533	$189	$221
5 years	$804	$918	$329	$384
10 years	$1,420	$1,998	$738	$859

Prospectus - Overview of the Share Class - Initial Sales Charges, page 112, Aristotle Core Income Fund, Aristotle Strategic Income Fund and Aristotle High Yield Bond Fund are removed from the Category II disclosure, and are added to the Category III disclosure as follows:
Category III — Aristotle Core Income Fund, Aristotle Floating Rate Income Fund, Aristotle High Yield Bond Fund, Aristotle Short Duration Income Fund and Aristotle Strategic Income Fund, – Class A shares:

Investment	Sales charge as a % of offering price	Sales charge as a % of Net Amount Invested
Under $100,000	3.00%	3.09%
$100,000 to under $250,000	2.25%	2.30%
$250,000 to under $500,000	1.50%	1.52%
$500,000 and over*	0.00%	0.00%

SAI - Distribution of Trust Shares - Initial Sales Charges and Contingent Deferred Sales Charges, page 76, Aristotle Core Income Fund, Aristotle Strategic Income Fund and Aristotle High Yield Bond Fund are removed from the Category II disclosure, and are added to the Category III disclosure as follows:

Category III: Aristotle Core Income Fund, Aristotle Floating Rate Income Fund, Aristotle High Yield Bond Fund, Aristotle Short Duration Income Fund and Aristotle Strategic Income Fund

	Maximum Sales Charge (Load)
Class A	Investment	Front-end Charge	Amount Reallowed to Dealers
	Under $100,000	3.00%	2.50%
	$100,000 to under $250,000	2.25%	1.75%
	$250,000 to under $500,000	1.50%	1.25%
	$500,000 and over[2]	0.00%	0.00%[3]

1    The Distributor will also pay selling group members an annual servicing fee (through a trail commission) of 0.25% of the amount of Class A assets, out of its own assets. Trail commission is paid quarterly, unless other arrangements have been mutually agreed to between the Adviser and the selling group member. For any Class A purchases of $500,000 or more of Category II Funds, the annual servicing fee will not begin to accumulate and pay until the 1st anniversary date of the trade. The Distributor receives a distribution and service fee from the Fund of 0.25% of Class A assets pursuant to the Distribution and Service Plan (12b-1 plan).
2    For purchases in which the account value totals $500,000 or more, there is a CDSC of 1% (on the shares for which a front-end sales charge was not paid) if sold (redeemed) within 1 year of purchase.
3    The Distributor will pay selling group members a sales commission out of its own assets based upon the following tiered schedule of the amount invested in Class A shares of this Category: for Aristotle Core Income Fund, Aristotle Floating Rate Income Fund, Aristotle High Yield Bond Fund and Aristotle Strategic Income Fund,

1% for $500,000 to $4 million and thereafter; 0.50% for amounts over $4 million and for Aristotle Short Duration Income Fund, 0.75% for $500,000 to $4 million and thereafter 0.50% for amounts over $4 million. Commissions are based on cumulative investments with no annual reset.

All Aristotle Funds

Effective immediately, the Appendix to the Prospectus, which discloses financial intermediary-specific sales charge waivers and discounts, is amended as follows to revise disclosure related to purchases and sales made through Robert W. Baird & Co., J.P. Morgan Securities LLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated, Oppenheimer & Co. Inc. and to add new disclosure related to purchases and sales made through Stifel, Nicholaus & Company, Incorporated:

Intermediary-Defined Sales Charge Waiver Policies at Robert W. Baird & Co. (“Baird”)
Shareholders purchasing Fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the Funds’ Prospectus or the SAI.

FRONT-END SALES CHARGE WAIVERS ON CLASS A SHARES AVAILABLE AT BAIRD
•Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund.
•Shares purchase by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird.
•Shares purchased within 90 days following a redemption from a Fund, provided (1) the redemption and purchase occur within the purchaser’s Baird household and (2) the redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).

•A shareholder in a Fund’s Class C shares will have their share converted at NAV to Class A shares of the same Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Baird.

•Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

CDSC WAIVERS ON CLASS A AND CLASS C SHARES AVAILABLE AT BAIRD
•Shares sold due to death or disability of the shareholder.
•Shares sold as part of a systematic withdrawal plan as described in the Prospectus.
•Shares bought due to returns of excess contributions from an IRA Account.
•Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the Prospectus.

•Shares sold to pay Baird fees but only if the transaction is initiated by Baird.
•Shares acquired through a right of reinstatement.
FRONT-END SALES CHARGE DISCOUNTS AVAILABLE AT BAIRD: BREAKPOINTS, RIGHTS OF ACCUMULATION AND LETTER OF INTENT
•Breakpoints as described in this Prospectus.
•Rights of accumulations which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Aristotle Funds Series Trust assets held by accounts within the purchaser’s household at Baird. Eligible Aristotle Funds Series Trust assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets.

•Letters of Intent (“LOI”) allow for breakpoint discounts based on anticipated purchases within Aristotle Funds Series Trust through Baird, over a 13-month period of time.
Sales Charge Waivers and Reductions Available through Merrill Lynch (“Merrill”)
Purchases or sales of front-end (for example, Class A shares) or level-load (for example, Class C shares) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.
It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.
Additional information on waivers, discounts, and share class exchanges is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement") and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

FRONT-END LOAD WAIVERS AVAILABLE AT MERRILL
•Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

•Shares purchased through a Merrill investment advisory program.
•Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account.
•Shares purchased through the Merrill Edge Self-Directed platform.
•Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account.
•Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement.
•Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement).

•Shares purchased by eligible persons associated with the Funds as defined in this Prospectus (e.g. the Funds’ officers or trustees).
•Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as rights of reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for rights of reinstatement.

CDSC WAIVERS ON FRONT-END, BACK-END AND LEVEL LOAD SHARES AVAILABLE AT MERRILL
•Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3)).
•Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement.
•Shares sold due to return of excess contributions from an IRA account.
•Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation.
•Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g. traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund.

FRONT-END LOAD DISCOUNTS AVAILABLE AT MERRILL: BREAKPOINTS, RIGHTS OF ACCUMULATION AND LETTERS OF INTENT
•Breakpoint discounts, as described in this Prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement.

•Rights of Accumulation (“ROA”), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household.

On or about May 1, 2026, assets not held at Merrill will no longer be included in the ROA calculation. For more detail on the timing and calculation, please refer to the Merrill SLWD Supplement.

•Letters of Intent (“LOI”), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement.

On or about May 1, 2026, Merrill will no longer accept new LOIs. For more detail on the timing, please refer to the Merrill SLWD Supplement.

Sales Charge Waivers and Reductions Available through Oppenheimer & Co. Inc. (“OPCO”)
Shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

FRONT-END SALES LOAD WAIVERS ON CLASS A SHARES AVAILABLE AT OPCO
•Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.

•Shares purchased by or through a 529 Plan.
•Shares purchased through a OPCO affiliated investment advisory program.

•Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
•Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as rights of restatement).

•A shareholder in the Fund’s Class C shares will have their shares converted at NAV to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO.

•Employees and registered representatives of OPCO or its affiliates and their family members.
•Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this Prospectus
CDSC WAIVERS ON CLASS A AND C SHARES AVAILABLE AT OPCO
•Death or disability of the shareholder.
•Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.
•Return of excess contributions from an IRA Account.
•Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the Prospectus.

•Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO.
•Shares acquired through a right of reinstatement.
FRONT-END LOAD DISCOUNTS AVAILABLE AT OPCO: BREAKPOINTS, RIGHTS OF ACCUMULATION AND/OR LETTERS OF INTENT
•Breakpoints as described in this Prospectus.
•Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

J.P. Morgan Securities LLC (“J.P. Morgan”)
If you purchase or hold fund shares through an applicable J.P. Morgan brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC, or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this Prospectus or SAI.

FRONT-END SALES CHARGE WAIVERS ON CLASS A SHARES AVAILABLE AT J.P. MORGAN
•Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan’s share class exchange policy.

•Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.

•Shares of Funds purchased through J.P. Morgan Self-Directed Investing accounts.
•Shares purchased through rights of reinstatement.
•Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
•Shares purchased by employees and registered representatives of J.P. Morgan or its affiliates and their spouse or financial dependent as defined by J.P. Morgan.
CLASS A TO CLASS C SHARES CONVERSION
•A shareholder in a Fund’s Class C shares will have their shares converted to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan’s policies and procedures.

CDSC WAIVERS ON CLASS A AND C SHARES AVAILABLE AT J.P. MORGAN
•Shares sold upon the death or disability of the shareholder.
•Shares sold as part of a systematic withdrawal plan as described in the Funds’ Prospectus.
•Shares purchased in connection with a return of excess contributions from an IRA account.
•Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
•Shares acquired through a right of reinstatement.
FRONT-END LOAD DISCOUNTS AVAILABLE AT J.P. MORGAN: BREAKPOINTS, RIGHTS OF ACCUMULATION AND LETTERS OF INTENT
•Breakpoints as described in the Funds’ Prospectus.

•Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan. Eligible fund family assets not held at J.P. Morgan (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.

•Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan, over a 13-month period of time (if applicable).
Stifel, Nicholaus & Company, Incorporated (“Stifel”)
Shareholders purchasing or holding Fund shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and contingent deferred, or back-end, (CDSC) sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or the Fund’s SAI.

CLASS A SHARES

As described elsewhere in this Prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.

Rights of accumulation
Rights of accumulation (“ROA”) that entitle shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the Funds held in the Aristotle Funds Series Trust by accounts within the purchaser’s household at Stifel. Ineligible assets include class A Money Market Funds not assessed a sales charge. Aristotle Funds Series Trust assets not held at Stifel may be included in the calculation of ROA only if the shareholder notifies his or her financial advisor about such assets.

The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

FRONT-END SALES CHARGE WAIVERS ON CLASS A SHARES AVAILABLE AT STIFEL
•Class C shares that have been held for more than seven (7) years may be converted to Class A shares or other front-end share class(es) of the same fund pursuant to Stifel’s policies and procedures. To the extent that this prospectus elsewhere provides for a waiver with respect to the exchange or conversion of such shares following a shorter holding period, those provisions shall continue to apply.

•Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.
•Shares purchased in a Stifel fee-based advisory program, often referred to as a “wrap” program.
•Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same or other fund within Aristotle Funds Series Trust.
•Shares purchased from the proceeds of redeemed shares of Funds so long as the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e. systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel’s account maintenance fees are not eligible for rights of reinstatement.

•Shares from rollovers into Stifel from retirement plans to IRAs.
•Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in this prospectus.

•Purchases of Class 529-A shares through a rollover from another 529 plan.
•Purchases of Class 529-A shares made for reinvestment of refunded amounts.
•Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•Charitable organizations and foundations, notably 501(c)(3) organizations.
CDSC WAIVERS ON CLASS A AND C SHARES
•Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.
•Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.
•Return of excess contributions from an IRA Account.
•Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.

•Shares acquired through a right of reinstatement.
•Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.
•Shares exchanged or sold in a Stifel fee-based program.
SHARE CLASS CONVERSIONS IN ADVISORY ACCOUNTS
•Stifel continually looks to provide our clients with the lowest cost share class available based on account type. Stifel reserves the right to convert shares to the lowest cost share class available at Stifel upon transfer of shares into an advisory program.

Please retain this Supplement with your Prospectus and SAI for future reference.